Consolidated Balance Sheets	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 4,586,491	$ 3,566,755	$ 1,145,829
Accounts receivable, net	738,418	574,243	514,176
Prepayments	716,845	557,465	264,638
Other current assets, net	50,732	39,453	28,465
Total current assets	6,092,486	4,737,916	1,953,108
Non-current assets
Deposits	106,447	82,780	114,680
Property and equipment, net	64,908	50,477	63,703
Operating lease right-of-use assets			107,836
Deposit for an acquisition			3,920,925
Other receivables	130,356	101,374
Intangible assets	1,837,351	1,428,844	2,421,510
Goodwill	916,472	712,708	2,213,460
Total non-current assets	3,055,534	2,376,183	8,842,114
Total assets	9,148,020	7,114,099	10,795,222
Current liabilities
Accounts payable	1,156,144	899,092	343,597
Contract liabilities	24,386	18,964
Accrued liabilities and other payables	3,513,117	2,732,029	1,290,742
Bank loans, current portion	3,867	3,008	238,521
Operating lease obligation	10,424	8,107	121,407
Taxes payable	148,928	115,816	111,105
Total current liabilities	4,856,866	3,777,016	2,105,372
Non-current liabilities:
Bank loans, non-current portion			414,918
Consideration payables			1,975,593
Total non-current liabilities			2,390,511
Total liabilities	4,856,866	3,777,016	4,495,883
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS’ EQUITY
Ordinary Shares, US$0.001 par value, 7,500,000,000 shares authorized, 1,922,138 shares issued and outstanding as of December 31, 2023, and 2,359,030 shares issued and outstanding as of December 31, 2024, 22,259,591 and 841,540 shares issued and outstanding for Class A and Class B as of December 31, 2025, respectively*	298,951	232,484	32,229
Additional paid-in capital	36,311,152	28,237,929	29,044,790
Stock-based compensation reserve	570,233	443,451	537,756
Accumulated other comprehensive (loss)/income	(241,129)	(187,518)	96,416
Accumulated deficit	(32,137,426)	(24,992,166)	(22,936,714)
Total OHMYHOME LIMITED shareholders’ equity	4,801,781	3,734,180	6,774,477
Non-controlling interests	(510,627)	(397,097)	(475,138)
Total shareholders’ equity	4,291,154	3,337,083	6,299,339
Total liabilities and shareholders’ equity	$ 9,148,020	$ 7,114,099	$ 10,795,222